Summary Prospectus, Statutory Prospectus and Statement of Additional Information Supplement dated January 14, 2020

The purpose of this supplement is to provide you with changes to the current Summary and Statutory Prospectuses and Statements of Additional Information for the Funds listed below:

Invesco Oppenheimer Intermediate Income Fund

Invesco Oppenheimer Limited-Term Government Fund

This supplement amends each Summary Prospectus, Statutory Prospectus and the Statements of Additional Information of the above referenced funds (the “Funds”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the applicable Summary Prospectus, Statutory Prospectus and Statement of Additional Information and retain it for future reference.

Peter Strzalkowski will no longer serve as a Portfolio Manager to the Funds. Therefore, all references to Mr. Strzalkowski in the Summary and Statutory Prospectuses and Statements of Additional Information are hereby removed.

AIS-SUP 011420